Note 16 - Other Operating Income	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
16.	Other operating income
During the year ended December 31, 2017 the Company wrote-off $914 of accrued liabilities of vessels sold in 2009, mainly relating to unearned revenue.